(17) DEBENTURES (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfDebenturesLineItems [Line Items]
Released in 2018	R$ 4,579,600
Released net of issuance costs	R$ 4,562,339
Floating Rate [Member] | CDI [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	9th issue
Quantity issued	1,380,000
Released in 2018	R$ 1,380,000
Released net of issuance costs	R$ 1,379,022
Floating Rate [Member] | CDI [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	9th issue
Quantity issued	215,000
Released in 2018	R$ 215,000
Released net of issuance costs	R$ 214,739
Floating Rate [Member] | CDI [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	4th issue
Quantity issued	115,000
Released in 2018	R$ 115,000
Released net of issuance costs	R$ 114,848
Floating Rate [Member] | CDI [Member] | Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	2nd issue
Quantity issued	190,000
Released in 2018	R$ 190,000
Released net of issuance costs	R$ 189,737
Floating Rate [Member] | CDI [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	9th issue
Quantity issued	220,000
Released in 2018	R$ 220,000
Released net of issuance costs	R$ 219,733
Floating Rate [Member] | CDI [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	6th issue
Quantity issued	520,000
Released in 2018	R$ 300,000
Released net of issuance costs	R$ 299,677
Floating Rate [Member] | CDI [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	10th issue
Quantity issued	190,000
Released in 2018	R$ 190,000
Released net of issuance costs	R$ 189,838
Floating Rate [Member] | CDI [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	11th issue
Quantity issued	1,400,000
Released in 2018	R$ 1,400,000
Released net of issuance costs	R$ 1,397,949
Floating Rate [Member] | CDI [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	8th issue
Quantity issued	153,000
Released in 2018	R$ 153,000
Released net of issuance costs	R$ 151,245
Floating Rate [Member] | IPCA [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	10th issue
Quantity issued	197,000
Released in 2018	R$ 197,000
Released net of issuance costs	R$ 191,767
Floating Rate [Member] | IPCA [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	7th issue
Quantity issued	219,600
Released in 2018	R$ 219,600
Released net of issuance costs	R$ 213,784